SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Revenues by Service Categories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues from operations:
Revenues	$ 23,546	$ 26,225	$ 24,776
Air Travel Media Network [Member]
Revenues from operations:
Revenues	23,474	25,954	22,212
Gas Station Media Network [Member]
Revenues from operations:
Revenues	0	0	413
Other Media [Member]
Revenues from operations:
Revenues	$ 72	$ 271	$ 2,151